Regulatory Capital	9 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital
Regulatory Capital
The Corporation and the Banks are subject to various regulatory capital requirements administered by Federal and State of Wisconsin banking agencies. Failure to meet minimum capital requirements can result in certain mandatory, and possibly additional discretionary actions on the part of regulators, that if undertaken, could have a direct material effect on the Banks’ assets, liabilities and certain off-balance sheet items as calculated under regulatory practices. The Corporation’s and the Banks’ capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. The Corporation has updated its Capital and Liquidity Action Plan (the “Plan”), which is designed to help ensure appropriate capital adequacy, to plan for future capital needs and to ensure that the Corporation serves as a source of financial strength to the Banks. The Corporation’s and the Banks’ Boards of Directors and management teams adhere to the appropriate regulatory guidelines on decisions which affect their capital position, including but not limited to, decisions relating to the payment of dividends and increasing indebtedness.
As a bank holding company, the Corporation’s ability to pay dividends is affected by the policies and enforcement powers of the Federal Reserve. Federal Reserve guidance urges companies to strongly consider eliminating, deferring or significantly reducing dividends if: (i) net income available to common shareholders for the past four quarters, net of dividends previously paid during that period, is not sufficient to fully fund the dividend; (ii) the prospective rate of earnings retention is not consistent with the bank holding company’s capital needs and overall current prospective financial condition; or (iii) the bank holding company will not meet, or is in danger of not meeting, its minimum regulatory capital ratios. Management intends, when appropriate under regulatory guidelines, to consult with the Federal Reserve Bank of Chicago and provide it with information on the Corporation’s then-current and prospective earnings and capital position in advance of declaring any cash dividends.
The Banks are also subject to certain legal, regulatory and other restrictions on their ability to pay dividends to the Corporation. As a bank holding company, the payment of dividends by the Banks to the Corporation is one of the sources of funds the Corporation could use to pay dividends, if any, in the future and to make other payments. Future dividend decisions by the Banks and the Corporation will continue to be subject to compliance with various legal, regulatory and other restrictions as defined from time to time.
Qualitative measures established by regulation to ensure capital adequacy require the Corporation and the Banks to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Tier 1 capital generally consists of stockholders’ equity plus certain qualifying debentures and other specified items less intangible assets such as goodwill. Risk-based capital requirements presently address credit risk related to both recorded and off-balance-sheet commitments and obligations. Management believes, as of September 30, 2012, that the Corporation and the Banks met all applicable capital adequacy requirements.
As of September 30, 2012, the most recent notification from the Federal Deposit Insurance Corporation and the State of Wisconsin Department of Financial Institutions categorized the Banks as well capitalized under the regulatory framework for prompt corrective action.
The following table summarizes the Corporation’s and Banks’ capital ratios and the ratios required by their federal regulators at September 30, 2012 and December 31, 2011, respectively:

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of September 30, 2012
Total capital
(to risk-weighted assets)
Consolidated	$127,871	13.33%	$76,746	8.00%	N/A	N/A
First Business Bank	111,665	13.06	68,417	8.00	$85,521	10.00%
First Business Bank — Milwaukee	15,635	15.12	8,273	8.00	10,341	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$77,917	8.12%	$38,373	4.00%	N/A	N/A
First Business Bank	100,944	11.80	34,209	4.00	$51,313	6.00%
First Business Bank — Milwaukee	14,339	13.87	4,136	4.00	6,205	6.00
Tier 1 capital
(to average assets)
Consolidated	$77,917	6.58%	$47,374	4.00%	N/A	N/A
First Business Bank	100,944	10.30	39,197	4.00	$48,997	5.00%
First Business Bank — Milwaukee	14,339	6.66	8,612	4.00	10,765	5.00

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011
Total capital
(to risk-weighted assets)
Consolidated	$118,895	13.11%	$72,559	8.00%	N/A	N/A
First Business Bank	108,860	13.39	65,058	8.00	$81,322	10.00%
First Business Bank — Milwaukee	15,074	16.11	7,484	8.00	9,355	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$71,723	7.91	$36,279	4.00%	N/A	N/A
First Business Bank	98,666	12.13	32,529	4.00	$48,793	6.00%
First Business Bank — Milwaukee	13,898	14.86	3,742	4.00	5,613	6.00
Tier 1 capital
(to average assets)
Consolidated	$71,723	6.22	$46,152	4.00%	N/A	N/A
First Business Bank	98,666	9.98	39,556	4.00	$49,445	5.00%
First Business Bank — Milwaukee	13,898	7.95	6,993	4.00	8,741	5.00